Note 3 - Acquisitions	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Business Combination Disclosure [Text Block]
Note
3
– Acquisitions

On
December
23,
2016,
we acquired The Datamyne Inc. (“Datamyne”), a provider of cloud-based trade data content solutions for customers to analyze import and export trade activity. Datamyne, primarily operating in the U.S. and South America, collects, cleanses and commercializes logistics trade data from over
50
nations across
five
continents, including key markets in North America, Latin America, Asia, Africa, and the European Union. Subscribers use Datamyne’s web-based solutions and business intelligence tools to augment, speed up and simplify trade data research, and to shape global marketing, prospecting, and sourcing strategies. The total purchase price for the acquisition was
$52.5
million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was
$1.5
million with a fair value of
$1.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was
$0.1
million. The completion of the initial purchase price allocation is pending the finalization of the fair value for certain taxation-related balances, accrued liability balances, deferred revenue, as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
December
23,
2017.

On
November
11,
2016,
we acquired
4Solutions
Information Technology Pty Ltd.
(“4Solutions”),
an Australia-based provider of cloud-based business-to-business supply chain integration solutions.
4Solutions
operates the Health Supply Network, an electronic document exchange network for the healthcare community, which allows large multi-national, local pharmaceutical manufacturers and wholesalers connect and collaborate to automate a wide array of supply chain processes. The total purchase price for the acquisition was approximately
$2.5
million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was
$0.2
million with a fair value of
$0.2
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil
. The completion of the initial purchase price allocation is pending the finalization of the fair value for certain taxation-related balances, accrued liability balances, as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
November
11,
2017.

On
October
12,
2016,
we acquired Appterra LLC (“Appterra”), a US-based provider of cloud-based business-to-business supply chain integration solutions. Appterra’s solutions help its customers connect electronically, automate supply chain processes, and enhance collaboration and visibility among global trading partners.  The total purchase price for the acquisition was
$5.7
million, net of cash acquired, which was funded with cash on hand. Additional contingent consideration of up to
$1.6
million in cash is payable if certain revenue performance targets are met by Appterra in the two
years following the acquisition. The fair value of the contingent consideration was valued at
$0.7
million at the acquisition date. The gross contractual amount of trade receivables acquired was
$0.1
million with a fair value of
$0.1
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil
. The completion of the initial purchase price allocation is pending the finalization of the fair value for certain taxation-related balances, accrued liability balances, as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
October
12,
2017.

On
April
29,
2016,
we acquired pixi* Software GmbH (“Pixi”), a Germany-based provider of technology solutions for e-commerce order fulfilment and warehouse management. Pixi’s solutions help its customers automate e-commerce processes originating from online orders, and Pixi is currently integrated with hundreds of e-commerce sites in Europe. The total purchase price for the acquisition was approximately
$10.6
million, net of cash acquired, which was funded by drawing on our credit facility. The draw on the credit facility has subsequently been repaid. The gross contractual amount of trade receivables acquired was
$0.6
million with a fair value of
$0.4
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was
$0.2
million. The completion of the initial purchase price allocation is pending the finalization of the fair value for certain taxation-related balances, accrued liability balances, as well as potential unrecorded liabilities. We expect to finalize the purchase price allocation on or before
April
29,
2017.

For the businesses acquired during
2017,
we incurred acquisition-related costs of
$1.0
million. The acquisition-related costs were primarily for advisory services and are included in other charges in our consolidated statements of operations. During
2017,
we have recognized aggregate revenues of
$8.6
million and an aggregate net loss of
$0.4
million, respectively, from
Pixi, Appterra,
4Solutions
and Datamyne since the dates of acquisition in our consolidated statements of operations.

The preliminary purchase price allocations for businesses acquired during
2017,
which have not been finalized, are as follows:

	Pixi	Appterra	4Solutions	Datamyne	Total
Purchase price consideration:
Cash, less cash acquired related to Pixi ($688), Appterra ($66), 4Solutions ($281) and Datamyne ($2,637)	10,648	5,703	2,456	52,541	71,348
Contingent consideration	-	700	-	-	700
Net working capital adjustments (receivable)	(26)	(155)	4	(368)	(545)
	10,622	6,248	2,460	52,173	71,503
Allocated to:
Current assets, excluding cash acquired	500	424	257	1,843	3,024
Property and equipment	46	21	33	87	187
Deferred income tax asset	-	18	-	3,281	3,299
Current liabilities	(523)	(398)	(182)	(1,671)	(2,774)
Deferred revenue	(78)	(633)	(164)	(2,813)	(3,688)
Deferred income tax liability	(1,870)	-	(443)	(10,955)	(13,268)
Income tax liability	-	-	-	(694)	(694)
Net tangible liabilities assumed	(1,925)	(568)	(499)	(10,922)	(13,914)

Finite life intangible assets acquired:
Customer agreements and relationships	1,375	1,840	910	13,300	17,425
Existing technology	4,467	1,160	607	12,500	18,734
Trade names	-	-	91	1,790	1,881
Non-compete covenants	-	50	-	390	440
Goodwill	6,705	3,766	1,351	35,115	46,937
	10,622	6,248	2,460	52,173	71,503

The above transactions were accounted for using the acquisition method in accordance with ASC Topic
805,
“Business Combinations”. The purchase price allocation in the table above represents our estimates of the allocations of the purchase price and the fair value of net assets acquired. The preliminary purchase price allocation may
differ from the final purchase price allocation, and these differences may
be material. Revisions to the allocations will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocation will be completed within one
year from the acquisition dates.

No
in-process research and development was acquired in these transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:
	Pixi	Appterra	4Solutions	Datamyne
Customer agreements and relationships (years)	9	11	8	9
Existing technology (years)	5	5	2	6
Trade names (years)	N/A	N/A	5	9
Non-compete covenants (years)	N/A	5	N/A	5

The goodwill on the Pixi, Appterra,
4Solutions
and Datamyne acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the Pixi,
4Solutions
and Datamyne acquisitions are not deductible for tax purposes. The goodwill arising from the Appterra acquisition is deductible for tax purposes.

On
November
25,
2015,
we acquired Oz Development Inc. (“Oz”), a US-based provider of application integration solutions that help small-to-medium sized businesses (“SMBs”) automate a number of logistics and supply chain processes. The solutions help a growing SMB community connect to, and integrate with, leading SMB ERP, CRM and e-commerce platforms. The total purchase price for the acquisition was
$29.5
million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was
$0.3
million with a fair value of
$0.3
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil.

On
July
22,
2015,
we acquired all outstanding shares of privately-held BearWare Inc. (“BearWare”), a US-based provider of mobile solutions designed to improve collaboration between retailers and their logistics service providers. BearWare's system leverages mobile technologies to scan cartons at each point from the distribution centers through to the store front, helping retailers and their logistics service providers collaborate on store shipments. The total purchase price for the acquisition was
$11.2
million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was
$0.8
million with a fair value of
$0.7
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was
$0.1
million.

On
July
20,
2015,
we acquired all outstanding shares of privately-held MK Data Services LLC (“MK Data”), a US-based provider of denied party screening trade data and solutions. MK Data's technology screens shipments against a comprehensive, frequently updated, international database of restricted parties helping businesses comply with denied party screening requirements. The total purchase price for the acquisition was
$80.2
million, net of cash acquired, which was funded with cash on hand. The acquisition included an employee retention agreement to provide up to
$3.1
million in retention bonuses to employees conditional on future services rendered over a specified time period. These amounts are being expensed over the service periods. The gross contractual amount of trade receivables acquired was
$1.3
million with a fair value of
$1.2
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was
$0.1
million.

For businesses acquired during
2016,
we incurred acquisition-related costs of
$1.2
million, primarily for advisory services and retention bonuses. These costs are included in other charges in our consolidated statements of operations.

The final purchase price allocations for businesses we acquired during
2016
are as follows:

	MK Data	BearWare	Oz	Total
Purchase price consideration:
Cash, net of cash acquired related to MK Data ($345), BearWare ($243) and Oz ($870)	80,151	11,243	29,459	120,853
Net working capital adjustments (receivable)	(84)	(19)	(24)	(127)
	80,067	11,224	29,435	120,726
Allocated to:
Current assets, excluding cash acquired	2,083	759	466	3,308
Property and equipment	-	-	29	29
Current liabilities	(204)	(112)	(293)	(609)
Deferred revenue	(2,610)	(451)	(1,634)	(4,695)
Net tangible assets (liabilities) assumed	(731)	196	(1,432)	(1,967)

Finite life intangible assets acquired:
Customer agreements and relationships	7,500	2,600	5,400	15,500
Existing technology	22,000	3,400	7,500	32,900
Tradenames	190	70	90	350
Non-compete covenants	-	-	240	240
Goodwill	51,108	4,958	17,637	73,703
	80,067	11,224	29,435	120,726

No
in-process research and development was acquired in these transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:
	MK Data	BearWare	Oz
Customer agreements and relationships (years)	13	11	9
Existing technology (years)	7	5	5
Tradenames (years)	5	5	3
Non-compete covenants (years)	N/A	N/A	5

The goodwill on the MK Data, BearWare and Oz acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the MK Data, BearWare and Oz acquisitions is deductible for tax purposes.

On
December
5,
2014,
we acquired all outstanding shares of privately-held Pentant Limited (“Pentant”), a leading UK-based Community System Provider offering customs connectivity and import/export inventory control solutions for ocean, truck and air cargo. Pentant provides its shipper and logistics customers with a reliable and secure connection to both CHIEF (the central UK Revenue & Customs system) and ICS (the European Union Import Control System) to streamline declaration, cargo security and clearance processes. The total purchase price for the acquisition was
$2.1
million, net of cash acquired, which was funded with cash on hand. Additional contingent consideration of up to
$0.4
million in cash
may
have become payable had certain revenue performance targets been met by Pentant during
2016.
The fair value of the contingent consideration was valued at nil at the acquisition date and
January
31,
2016.
The gross contractual amount of trade receivables acquired was
$0.1
million with a fair value of
$0.1
million at the date of acquisition.

On
December
5,
2014,
we acquired all outstanding shares of privately-held e-customs Inc. (“e-customs”), a leading provider of electronic security and fiscal customs filing solutions in the UK. e-customs' cloud-based solution, Webdecs, provides both shippers and logistics service providers with a wide range of customs capabilities to cost effectively comply with UK fiscal filing and security filing requirements. The total purchase price for the acquisition was
$9.6
million, net of cash acquired, which was funded with cash on hand. Additional contingent consideration of up to
$1.2
million in cash
may
have become payable had certain revenue performance targets been met by e-customs during
2016.
The fair value of the contingent consideration was valued at nil at the acquisition date and
January
31,
2016.
The gross contractual amount of trade receivables acquired was
$0.2
million with a fair value of
$0.2
million at the date of acquisition.

On
November
19,
2014,
we acquired all outstanding shares of privately-held Airclic Inc. (“Airclic”), a leading US-based provider of mobile solutions that help companies reduce the cost of delivering goods by automating traditional paper-based processes. Airclic's cloud-based mobile solutions help streamline and automate complex 'last mile' logistics processes. The total purchase price for the acquisition was
$29.6
million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was
$4.5
million with a fair value of
$4.5
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. In the third
quarter of
2016,
the preliminary purchase price allocation for Airclic was finalized resulting in a
$0.8
million increase to goodwill and income taxes payable.

On
May
30,
2014
we acquired all outstanding membership interests of privately-held Customs Info, LLC (“Customs Info”), a leading US-based provider of trade data content to power Global Trade Management (GTM) systems and streamline global trade automation. The total purchase price for the acquisition was
$39.5
million, net of cash acquired, which was funded by
$34.1
million in cash and approximately
0.4
million Descartes common shares valued at
$5.4
million. As part of completing the acquisition
$20.0
million of the
$39.5
million purchase price was funded by drawing on our revolving debt facility, which was subsequently repaid. Additional contingent consideration of up to
$3.9
million in cash
may
have become payable had certain revenue performance targets been met by Customs Info during the calendar year
2014.
The fair value of the contingent consideration was valued at nil at the acquisition date and the performance targets were not met. The gross contractual amount of trade receivables acquired was
$1.8
million with a fair value of
$1.7
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was
$0.1
million.

On
April
1,
2014,
we acquired all outstanding shares of privately-held Computer Management USA, Inc. and Computer Management NA, Inc. (collectively, “Computer Management”), a US-based provider of security filing solutions and air cargo management solutions for airlines and their partners. The total purchase price for the acquisition was
$6.7
million, net of cash acquired, which was funded with cash on hand. The gross contractual amount of trade receivables acquired was
$0.2
million with a fair value of
$0.2
million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil.

For businesses acquired during
2015,
we incurred acquisition-related costs of
$1.5
million, primarily for advisory services and retention bonuses. These costs are included in other charges in our consolidated statements of operations.

The final purchase price allocations for businesses we acquired during
2015
are as follows:

	Computer Manage-ment	Customs Info	Airclic	e-customs	Pentant	Total
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	6,689	34,121	29,597	9,611	2,134	82,152
Common shares issued	-	5,382	-	-	-	5,382
Net working capital adjustments (receivable) / payable	3	(813)	(318)	(41)	(13)	(1,182)
	6,692	38,690	29,279	9,570	2,121	86,352
Allocated to:
Current assets, excluding cash acquired	211	1,754	4,990	1,190	142	8,287
Property and equipment	65	-	440	7	-	512
Current liabilities	(10)	(556)	(3,466)	(399)	(658)	(5,089)
Deferred revenue	(8)	(3,147)	(6,930)	(19)	(38)	(10,142)
Deferred income tax liability	-	-	-	(1,053)	(315)	(1,368)
Debt	-	(927)	-	-	-	(927)
Net tangible assets (liabilities) assumed	258	(2,876)	(4,966)	(274)	(869)	(8,727)

Finite life intangible assets acquired:
Customer agreements and relationships	3,256	8,650	7,802	2,318	1,336	23,362
Existing technology	1,840	5,708	13,786	2,807	595	24,736
Trade names	-	682	-	-	-	682
Non-compete covenants	-	391	177	138	-	706
Goodwill	1,338	26,135	12,480	4,581	1,059	45,593
	6,692	38,690	29,279	9,570	2,121	86,352

No
in-process research and development was acquired in these transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:
	Computer Management	Customs Info	Airclic	e-customs	Pentant
Customer agreements and relationships (years)	9	9	9	10	9
Existing technology (years)	6	3	8	6	6
Trade names (years)	N/A	15	N/A	N/A	N/A
Non-compete covenants (years)	N/A	12	12	12	N/A

The goodwill on the Pentant, e-customs, Airclic, Customs Info and Computer Management acquisitions arose as a result of the combined strategic value to our growth plan. The goodwill arising from the Pentant and e-customs acquisitions is not deductible for tax purposes. The goodwill arising from the Airclic, Customs Info and Computer Management acquisitions is deductible for tax purposes

The financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Datamyne,
4Solutions,
Appterra, Pixi, Oz, BearWare, MK Data, Airclic and Customs Info as of the beginning of each of the periods presented. The pro forma results of operations for Pentant, e-customs, and Computer Management transactions have not been included in the table below as they are not material to our consolidated financial statements.

This pro forma information is for information purposes only and does not purport to represent what our results of operations for the periods presented would have been had the acquisitions of Datamyne,
4Solutions,
Appterra, Pixi, Oz, BearWare, MK Data, Airclic and Customs Info occurred at the beginning of the period indicated, or to project our results of operations for any future period.

Pro forma
results of operations (unaudited)

Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Revenues	221,128	219,029	226,619
Net income	23,604	21,132	12,980
Earnings per share
Basic	0.31	0.28	0.18
Diluted	0.31	0.28	0.18